4. Financing Receivables (Details-Commercial loans) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Roll forward of commercial loans
Beginning balance	$ 8,097	$ 4,045	$ 4,045	$ 3,604
Additions	1,233	1,669	7,433	3,331
Payoffs/Sales	(1,320)	(463)	(3,394)	(2,992)
Change in builder deposit	10	(68)	(98)	(36)
Change in loan loss provision	(8)	(1)	(22)
New loan fees	(44)	(104)	(343)	(121)
Earned loan fees	142	91	476	259
Ending balance	$ 8,110	$ 5,169	$ 8,097	$ 4,045